Loans - Credit Card Loans, Impaired (Details 11) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Credit Card	Dec. 31, 2010 Credit Card	Jun. 30, 2011 Credit Card Noncompliance With Modified Terms [Member]	Dec. 31, 2010 Credit Card Noncompliance With Modified Terms [Member]	Jun. 30, 2011 Credit Card Completion of Short Term Modification [Member]	Dec. 31, 2010 Credit Card Completion of Short Term Modification [Member]	Jun. 30, 2011 Credit Card	Jun. 30, 2010 Credit Card	Jun. 30, 2011 Credit Card	Jun. 30, 2010 Credit Card	Dec. 31, 2010 Credit Card	Jun. 30, 2011 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2011 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Dec. 31, 2010 Chase Credit Card Portfolio Excluding Washington Mutual [Member] Credit Card	Jun. 30, 2011 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2010 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2011 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2010 Washington Mutual Credit Card Portfolio [Member] Credit Card	Dec. 31, 2010 Washington Mutual Credit Card Portfolio [Member] Credit Card	Jun. 30, 2011 Consumer business banking [Member]	Dec. 31, 2010 Consumer business banking [Member]	Jun. 30, 2011 Other Consumer [Member]	Dec. 31, 2010 Other Consumer [Member]	Jun. 30, 2011 Consumer Loans Auto Financing Receivable [Member]	Dec. 31, 2010 Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Default Rate for Modified Credit Card Loans, Estimated Weighted Average						37.40%	36.45%
Impaired Credit Card Loans
Credit card loans with modified payment terms												$ 7,165		$ 7,165		$ 8,255	$ 5,820		$ 5,820		$ 6,685	$ 1,345		$ 1,345		$ 1,570	$ 429	$ 395	$ 517	$ 486	$ 88	$ 91
Modified credit card loans that have reverted to original payment terms								850	1,200	469	590	1,319		1,319		1,750	1,083		1,083		1,439	236		236		311
Total impaired loans	7,011		7,011		5,344							8,484		8,484		10,005	6,903		6,903		8,124	1,581		1,581		1,881
Allowance for loan losses related to impaired loans	820		820		811							3,451		3,451		4,069	2,765		2,765		3,175	686		686		894
Average balance of impaired loans during the period:
Average impaired loans	6,717	4,316	6,266	3,966								8,864	10,987	9,177	10,935		7,205	8,965	7,456	8,938		1,659	2,022	1,721	1,997
Interest income on impaired loans	76	49	143	98								121	152	251	302		94	121	195	240		27	31	56	62
Loans and Leases Receivable, Impaired, Troubled Debt Restructuring, Nonaccrual of Interest																											$ 269	$ 268	$ 307	$ 307	$ 38	$ 39